Stock-Based Compensation Plan (Tables)	6 Months Ended
Jun. 30, 2014
Stock-Based Compensation Plan [Abstract]
Schedule of Share-based Compensation Expense

ock-based compensation expense for stock options and restricted stock units ("RSUs") was allocated as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Cost of sales	$1,034	$632	$1,946	$1,266
Research and development, net	885	846	$1,823	1,746
Selling, general and administrative	5,159	3,881	$10,045	7,839

Total stock-based compensation expenses	$7,078	$5,359	$13,814	$10,851

Summary of Stock Options Activity

A summary of stock option activity for the six months ended June 30, 2014 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2014	2,007,433	$29.66

Granted	48,534	93.74

Exercised	(224,258)	10.49

Forfeited	(23,444)	48.16

Options outstanding as of June 30, 2014	1,808,265	$33.52

Exercisable options as of June 30, 2014	1,015,343	$17.12